Consolidated Statement of Profit or Loss and Other Comprehensive Income - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Profit or loss [abstract]
Revenue	$ 80,039	$ 90,065	$ 111,920
Cost of goods sold	(46,147)	(56,247)	(74,480)
Gross profit	33,892	33,818	37,440
Other income	4,223
Brand management expenses	(28,880)	(35,555)	(49,256)
Administrative expenses	(9,556)	(11,837)	(3,432)
Corporate expenses	(9,350)	(12,772)	(14,145)
Finance expense	(8,214)	(5,213)	(4,041)
Brand transition, restructure and transaction expenses	(22,527)	(14,593)	(10,075)
Impairment expense	(4,895)	(8,904)	(8,173)
Other foreign currency gains	3,642	615	1,963
Interest income	5	12
Gain on sale of intangible assets		906
Fair value loss on convertible notes derivative and warrants	(26,552)		(775)
Loss before income tax	(68,212)	(53,523)	(50,494)
Income tax (expense)/benefit	(134)	(782)	1,274
Loss for the period	(68,346)	(54,305)	(49,220)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(4,484)	2,131	(7)
Other comprehensive (loss)/income for the period, net of tax	(4,484)	2,131	(7)
Total comprehensive loss for the period	(72,830)	(52,174)	(49,227)
Total comprehensive income/(loss) attributable to:
Owners of Naked Brand Group Limited	$ (72,830)	$ (52,174)	$ (49,227)
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Basic loss per share (NZ$)	$ (0.62)	$ (34.74)	$ (200.77)
Diluted loss per share (NZ$)	$ (0.62)	$ (34.74)	$ (200.77)